Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	May 31, 2021
Expenses related to issuance of warrants		$ 16
Common stock
Stock options exercised (in shares)	1,160,930	1,097,370
Warrants
Warrants to purchase shares of common stock		45,730	276,000	1,755,557
Exercise price of warrants		$ 0.53	$ 0.00001088	$ 0.01
Expenses related to issuance of warrants		$ 16	$ 18